Note 13 - Income Taxes (Detail) - Deferred Tax Assets (Liabilities) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ 2,774,000	$ 3,635,000
Allowance for impairment of other real estate owned	236,000	1,088,000
Net operating loss (NOL) carryforward	3,152,000	2,776,000
Unrealized loss on investment securities	568,000	568,000
Deferred revenue	207,000	131,000
Deferred compensation	533,000	461,000
Other	391,000	356,000
Total deferred tax assets	7,861,000	9,015,000
Depreciation	18,000	110,000
Prepaid expenses	77,000	93,000
Total deferred tax liabilities	95,000	203,000
Net deferred tax asset	7,766,000	8,812,000
Valuation allowance	$ (7,766,000)	$ (8,812,000)